REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 19,430	$ 20,394	$ 38,835	$ 40,791
Other revenue	3,620	3,274	7,122	6,174
Revenue	23,050	23,668	45,957	46,965
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,416	1,416	2,679	2,648
Other revenue	1,217	1,185	2,491	2,424
Revenue	2,633	2,601	5,170	5,072
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	101	50	162	70
Revenue	101	50	162	70
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue	1,549	1,540	3,084	2,903
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,568	4,111	9,186	8,199
Other revenue	678	243	1,339	439
Revenue	5,246	4,354	10,525	8,638
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,301	12,815	22,664	25,938
Other revenue	827	813	1,631	1,426
Revenue	12,128	13,628	24,295	27,364
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	702	763	1,369	1,432
Other revenue	691	732	1,352	1,486
Revenue	1,393	1,495	2,721	2,918
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,443	1,289	2,937	2,574
Other revenue	106	251	147	329
Revenue	$ 1,549	$ 1,540	$ 3,084	$ 2,903